SCHEDULE II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
SCHEDULE II-Valuation and Qualifying Accounts
SCHEDULE II-Valuation and Qualifying Accounts

SCHEDULE II—Valuation and Qualifying Accounts

(dollars, in millions)

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Reclassifications from Other Accounts (a)	Deductions (b)	Balance at End of Period
Year ended December 31, 2012 deducted from receivables	$28.4	$83.6	$8.3	$74.3	$46.0
Year ended December 31, 2011 deducted from receivables	$29.1	$61.3	$0.0	$62.0	$28.4
Year ended December 31, 2010 deducted from receivables	$22.5	$68.7	$0.0	$62.1	$29.1

(a)         Amounts related to reclassifications from other current liabilities to allowance for doubtful accounts.

(b)         Amounts related to business divestitures and write-offs against assets.